Stock Based Compensation (Details 2) (Performance Shares [Member], USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended	30 Months Ended
	Dec. 31, 2013	Dec. 31, 2013
March 29, 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of Class B Units at Grant Date	$ 4.0	$ 2.0
Assumed Value at IPO		2.0
April 30, 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of Class B Units at Grant Date	0.8	0.4
Assumed Value at IPO		0.4
May 20, 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of Class B Units at Grant Date	6.0	3.0
Assumed Value at IPO		3.0
IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price per share	$ 20.00	$ 20.00
IPO [Member] | March 29, 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assumed Value at IPO	6.4
IPO [Member] | April 30, 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assumed Value at IPO	1.3
IPO [Member] | May 20, 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assumed Value at IPO	$ 7.7